Capital and financial risk management - Foreign exchange sensitivity Income Impact (Details) - Currency Risk £ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2024 GBP (£) item	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 item
Capital and financial risk management
Number of major Foreign Currencies | item	2		2
USD
Capital and financial risk management
Percentage Appreciation	10.00%		10.00%
Percentage Depreciation			10.00%
Increase (decrease) in income due to appreciation	£ 2
Increase (decrease) in income due to depreciation	£ (2)
Euro
Capital and financial risk management
Percentage Appreciation			10.00%
Percentage Depreciation	10.00%		10.00%
Increase (decrease) in income due to appreciation	£ 1	£ 3
Increase (decrease) in income due to depreciation		£ (2)